Average Annual Total Returns{- Fidelity Series Government Bond Index Fund} - 08.31 Fidelity Series Government Bond Index Fund PRO-05 - Fidelity Series Government Bond Index Fund	Fidelity Series Government Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Government Bond Index Fund Return Before Taxes Since Inception		Fidelity Series Government Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Government Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Series Government Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Government Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB003 Past 1 year	LB003 Since Inception
Total	(2.34%)	4.07%	[1]	(2.77%)	3.12%	[1]	(1.39%)	2.74%	[1]	(2.28%)	4.15%	[1]

[1]	(a)From August 17, 2018